Shares - Share purchase program (Details) - CAD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 14, 2025	Dec. 31, 2024	Jan. 07, 2025	Nov. 04, 2024
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		149,408
2024 NCIB
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares to be purchased (in shares)				2,087,577
2024 NCIB | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares to be purchased (in shares)			2,087,577
Common shares
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		149,408
Common shares | 2024 NCIB
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)		149,408
Increase (decrease) as a result of the retirement of shares		$ 1,138
Common shares | 2024 NCIB | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Shares purchased and subsequently cancelled during period (in shares)	55,000
Increase (decrease) as a result of the retirement of shares	$ 492
Additional paid-in capital | 2024 NCIB
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares		$ 3,173
Additional paid-in capital | 2024 NCIB | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	$ 830